Note 10 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Accounts receivable	$ 7,371	$ 10,718
Prepaid expenses and other (note 10a)	17,880	14,399
Right-of-use assets (note 10b)	2,424	2,734
Deferred income tax asset (note 16)	4,039	750
Derivative instruments (note 18)	0	20
Investment (note 10d)	953	953
Other assets	$ 32,667	$ 29,574